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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2004
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                February 11, 2005
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[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                               December 31, 2004






                                                                                                                Voting Authority
                                  Title                                                                    -----------------------
                                  of                     Value      Shares/   Sh/ Put/  Invstmt  Other
Name of Issuer                    class      CUSIP      (x$1000)    Prn Amt   Prn Call  Dscretn  Managers   Sole    Shared   None
------------------------------    -----     --------    --------    -------   --- ----  -------  --------- ------   ------  ------
American Express Company          COM      025816109         321      5700    SH        Sole                 5700
American International Group      COM      026874107         601      9149    SH        Sole                 9149
Autozone Inc.                     COM      053332102       46597    510317    SH        Sole               510317
Berkshire Hathaway Class A        COM      084670108       25667       292    SH        Sole                  292
Berkshire Hathaway Class B        COM      084670207       37986     12938    SH        Sole                12938
Dover Corp.                       COM      260003108        7437    177332    SH        Sole               177332
Duke Energy Company               COM      264399106       83189   3284209    SH        Sole              3284209
Fairfax Financial Hldgs LTD       COM      303901102       38719    229789    SH        Sole               229789
Federal Home Loan Mortgage Cor    COM      313400301         953     12936    SH        Sole                12936
First Data Corp                   COM      319963104         315      7416    SH        Sole                 7416
Gannett Inc.                      COM      364730101       13749    168286    SH        Sole               168286
General Electric Company          COM      369604103        1709     46817    SH        Sole                46817
Harley-Davidson                   COM      412822108         230      3785    SH        Sole                 3785
Heineken Holdings NV Shs A        COM      N39338152         725     23963    SH        Sole                23963
HomeFed Corp                      COM      43739D307        1562     31247    SH        Sole                31247
Johnson & Johnson                 COM      478160104        8863    139758    SH        Sole               139758
Leucadia National Corporation     COM      527288104       39050    562037    SH        Sole               562037
Lindt & Sprungli                  COM                        541       380    SH        Sole                  380
Marsh & McLennan                  COM      571748102       22947    697479    SH        Sole               697479
Martin Marietta Materials         COM      573284106       89424   1666488    SH        Sole              1666488
Mercantile Bankshares Corp.       COM      587405101         234      4491    SH        Sole                 4491
Merck & Co., Inc.                 COM      589331107         704     21899    SH        Sole                21899
Mohawk Industries                 COM      608190104       25128    275374    SH        Sole               275374
Montpelier Re Holdings Ltd        COM      G62185106       39284   1021693    SH        Sole              1021693
Nestle ADR (Regular Shares)       COM      641069406         908     13762    SH        Sole                13762
Nestle SA Cham et Vevey (Regis    COM      H57312466         600      2300    SH        Sole                 2300
Nike Inc Cl B                     COM      654106103         412      4540    SH        Sole                 4540
Odyssey Re Holdings               COM      67612W108       89400   3546193    SH        Sole              3546193
PepsiCo, Inc.                     COM      713448108         549     10515    SH        Sole                10515
Pfizer Inc.                       COM      717081103        1203     44750    SH        Sole                44750
Sealed AirCorp                    COM      81211K100       20092    377182    SH        Sole               377182
State Street Corp                 COM      857477103         584     11890    SH        Sole                11890
Student Loan Corp                 COM      863902102         432      2350    SH        Sole                 2350
TJX Companies Inc                 COM      872540109       37222   1481178    SH        Sole              1481178
Washington Post Co Cl B           COM      939640108        4921      5006    SH        Sole                 5006
Wells Fargo & Company             COM      949740104       30521    491079    SH        Sole               491079
White Mountains Insurance Grou    COM      G9618E107      156619    242444    SH        Sole               242444
Wyeth                             COM      983024100         241      5661    SH        Sole                 5661
YUM! Brands Inc                   COM      988498101      106165   2250213    SH        Sole              2250213
REPORT SUMMARY                    39DATA RECORDS          935807               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED